Income Taxes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Deferred Taxes [Line Items]
Non capital loss (in Dollars) | $		$ 3,411		$ 17,792
Loss exception (in Euro) | €	€ 136
Expiration period	3 years
Ireland [Member] | Trading Income [Member]
Deferred Taxes [Line Items]
Corporate tax rate	12.50%
Ireland [Member] | Non-trading Income [Member]
Deferred Taxes [Line Items]
Corporate tax rate	25.00%	25.00%	25.00%
ITALY | Top of range [member]
Deferred Taxes [Line Items]
Tax rate expense		3.90%
ITALY | Bottom of range [member]
Deferred Taxes [Line Items]
Tax rate expense		0.92%
NORTH MACEDONIA
Deferred Taxes [Line Items]
Corporate tax rate		10.00%